PROPERTY, PLANT AND EQUIPMENT - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 55,477		$ 51,114
Depreciation expense	9,375
IAS 17
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		$ 20,060
Depreciation expense		3,029
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	36,263
Depreciation expense	5,331
Buildings | IAS 17
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		1,526
Depreciation expense		451
Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	18,348
Depreciation expense	3,248
Manufacturing equipment | IAS 17
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		18,233
Depreciation expense		2,263
Furniture, office equipment and other
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	866
Depreciation expense	$ 796
Furniture, office equipment and other | IAS 17
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		301
Depreciation expense		$ 315